Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002879
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class AAA
C000002881
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class C
C000034312
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class I
C000002878
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,519	$ 26,910	$ 22,501	$ 25,175	$ 17,881	$ 16,632	$ 15,063	$ 13,170	$ 11,171	$ 10,742
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,519	26,910	22,501	25,175	17,881	16,632	15,063	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,519	26,910	22,501	25,175	17,881	16,632	15,063	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,519	$ 26,910	$ 22,501	$ 25,175	$ 17,881	$ 16,632	$ 15,063	$ 13,170	$ 11,171	$ 10,742